Subsequent Events (Details) - USD ($)												1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
		Sep. 12, 2025	Aug. 31, 2025	Aug. 14, 2025	Aug. 13, 2025	Aug. 03, 2025	Aug. 01, 2025	Mar. 31, 2025	Mar. 05, 2025	Feb. 14, 2025	Feb. 10, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Feb. 13, 2025	Oct. 31, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
Sale of stock, authorized amount																	$ 1,500,000
Common stock, par value (in Dollars per share)													$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Purchase price of shares	[1]												$ 540,000
Percentage of lowest volume-weighted average price															96.00%	96.00%
Pre-market stock price percentage															150.00%	150.00%
Maximum notice amount of stock price															$ 5,000,000	$ 5,000,000
Securities requirement amount											$ 50,000,000
Publicly held market value											$ 15,000,000
Common stock, additional shares authorized (in Shares)																	492,842
Issued shares of common stock (in Shares)								342,842						342,842
Gross proceeds								$ 500,000
Deferred transaction costs								$ 200,000
Excise tax payable													$ 2,925,000		$ 2,925,000	$ 2,925,000		$ 2,900,000
Forecast [Member]
Subsequent Events [Line Items]
Percentage of beneficial ownership		9.99%
Volume weighted average price for common stock (in Dollars per share)		$ 1
Sponsor amount			$ 400,000
August 2025 Warrant Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of shares (in Shares)				395,162
Warrants exercised												$ 395.07
September 2025 Purchase Agreement [Member]
Subsequent Events [Line Items]
Percentage of lowest volume-weighted average price															96.00%	96.00%
September 2025 Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares)		85,588
Ascent Partners Fund LLC [Member]
Subsequent Events [Line Items]
Percentage of lowest volume-weighted average price															96.00%	96.00%
Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of stock, authorized amount																	$ 1,500,000
Modification, exercise price (in Dollars per share)						$ 2.42
Excise tax payable										$ 2,900,000
Aggregate of outstanding payables							$ 1,700,000
Closing price per share (in Dollars per share)						$ 2.42	$ 2.42
Percentage of average rate							77.00%
Number of common stock (in Shares)							100
Conversion price (in Dollars per share)							$ 0.25
Stock options covering shares (in Shares)						282,527
Original exercise price (in Dollars per share)						$ 5.9
Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized (in Shares)													492,842		492,842
Subsequent Event [Member] | August 2025 Warrant Shares [Member]
Subsequent Events [Line Items]
Sale of shares (in Shares)				395,162
Subsequent Event [Member] | Private Placement Warrants [Member]
Subsequent Events [Line Items]
Number of warrants exchanged (in Shares)									250,000
Number of securities called by warrants or rights (in Shares)									250,000
Exercise price (in Dollars per share)									$ 10
Number of trading days preceding entry into the agreement									5 days
Consecutive trading day period while warrants are outstanding scenario									10 days
Closing price of common stock threshold, forced exercise triggering event (in Dollars per share)																$ 17
Duration from initial occurrence of forced exercise triggering event to force the holder to cash exercise the warrants																20 days
Number of shares threshold for scenario (in Shares)																125,000
Subsequent Event [Member] | Stock Options [Member]
Subsequent Events [Line Items]
Stock options covering shares (in Shares)						70,859
Original exercise price (in Dollars per share)						$ 6.8
Subsequent Event [Member] | Exercise Price, Tranche One [Member]
Subsequent Events [Line Items]
Modified (in Shares)						282,527
Outstanding (in Dollars per share)						$ 6.8
Subsequent Event [Member] | Exercise Price, Tranche Two [Member]
Subsequent Events [Line Items]
Modified (in Shares)						70,859
Outstanding (in Dollars per share)						$ 5.9
Southern Point Capital ("Seneca") [Member]
Subsequent Events [Line Items]
Aggregate shares issued (in Shares)															730,439
Outstanding payables													$ 1,700,000		$ 1,700,000
Southern Point Capital ("Seneca") [Member] | Forecast [Member]
Subsequent Events [Line Items]
Outstanding payables																$ 1,700,000
Southern Point Capital ("Seneca") [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of stock, authorized amount							$ 1,700,000
Price per share (in Dollars per share)							$ 2.42
Average percentage							77.00%
Maximum allowed percent of common stock outstanding owned							4.99%
Aggregate shares issued (in Shares)																730,439
Settlement Agreement [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Subsequent Events [Line Items]
Financing to be provided by sponsor										$ 10,000,000
Percent of total amount of each payment due to the IRS, scenario one										75.00%
Number of calendar days prior to the due date for each payment, scenario one										7 days
Percent of total amount of excise tax liability, scenario two										75.00%
Financing provided by sponsor minimum scenario										$ 6,000,000
Percent of total amount of each payment due to the IRS, scenario two										50.00%
Settlement Agreement [Member] | Subsequent Event [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Subsequent Events [Line Items]
Financing to be provided by sponsor					$ 10,000,000
Percent of total amount of each payment due to the IRS, scenario one					75.00%
Number of calendar days prior to the due date for each payment, scenario one					7 days
Percent of total amount of excise tax liability, scenario two					75.00%
Financing provided by sponsor minimum scenario										$ 6,000,000
Percent of total amount of each payment due to the IRS, scenario two					50.00%
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)																$ 0.0001
Common stock, additional shares authorized (in Shares)																	342,842
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)				$ 4.65
Sale of shares (in Shares)				913,979
Common stock, par value (in Dollars per share)		$ 0.0001		$ 0.0001
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)				$ 4.65
Sale of shares (in Shares)				913,979
Common stock, par value (in Dollars per share)				$ 0.0001
Common Stock [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized (in Shares)													342,842		342,842
Initial August 2025 PIPE Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Sale of shares (in Shares)				518,817
Initial August 2025 PIPE Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sale of shares (in Shares)				518,817
Warrant [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common stock, additional shares authorized (in Shares)													150,000		150,000
Minimum [Member] | September 2025 Purchase Agreement [Member]
Subsequent Events [Line Items]
Purchase price of shares															$ 25,000	$ 25,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)							$ 0.25
Maximum [Member] | September 2025 Purchase Agreement [Member]
Subsequent Events [Line Items]
Purchase price of shares															$ 500,000
Purchase price of shares																$ 500,000
Maximum [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Amount of sale of common stock		$ 20,000,000

[1]	See Note 8 - Common Stock and Stock-based Compensation for more information on the common stock purchase agreement